Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income (loss) from operations	$ 23,109,000	$ (64,583,000)
Adjustments required to reconcile net income (loss) to cash used in operating activities:
(Gain) loss on warrant and derivative liabilities	(37,219,000)	49,330,000
Shares issued for technology access fee	0	3,000,000
Amortization of patents	31,000	31,000
Amortization of note discount	0	2,636,000
Warrants issued as investment fees	0	759,000
Depreciation	127,000	82,000
Stock-based compensation	775,000	1,437,000
Stock-based compensation - severance	1,161,000	0
Changes in operating assets and liabilities, net:
Accounts receivable	(92,000)	15,000
Tax refund	0	618,000
Accounts payable and accrued expenses	(977,000)	454,000
Deferred revenue	0	0
Accrued severance	555,000	0
Prepaid expenses and other current assets	(42,000)	(149,000)
Interest on loan notes	0	233,000
Other	0	(155,000)
Net cash used in operating activities	(12,572,000)	(6,292,000)
Cash flows from investing activities
Purchases of property and equipment	(1,202,000)	(102,000)
Net cash used in investing activities	(1,202,000)	(102,000)
Cash flows from financing activities
Proceeds from December financing	0	16,887,000
Proceeds from Series B redeemable convertible preferred stock	0	7,000,000
Proceeds from convertible loan notes	0	2,000,000
Net cash provided by financing activities	0	25,887,000
Net increase (decrease) in cash and cash equivalents	(13,774,000)	19,493,000
Cash and cash equivalents, beginning of period	20,355,000	862,000
Cash and cash equivalents, end of period	6,581,000	20,355,000
Supplemental schedule of non-cash financing activities:
Conversion of convertible loan notes and accrued interest to Series B Redeemable Convertible Preferred Stock	0	6,316,000
Accretion of Series B redeemable convertible preferred stock	1,285,000	618,000
Fair value of warrant liability converted upon exercise	$ 1,595,000	$ 0